Reconciliation of Financial Statement to the Form 5500 - Reconciliation of Changes within Net Assets Available for Benefits (Details) - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net decrease in net assets	$ (28.3)
Contributions receivables:
End of year	(1.4)
Beginning of year	1.7
Rounding	0.1
Net loss per the Form 5500	$ (27.9)